Equity - Own shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended				31 Months Ended
	Jul. 28, 2022	Jun. 30, 2022	Oct. 05, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Feb. 11, 2022	Sep. 30, 2021	Jul. 25, 2019	Jun. 30, 2019
Disclosure of reserves within equity [line items]
Share capital		£ 723			£ 723	£ 741	£ 742
Number of shares authorised to be repurchased (in shares)									233,611,282
Repurchase of shares percentage of market value per share to be paid upon purchase									105.00%
Sale of options					13
Financial liabilities		£ 23,551			£ 23,551	£ 20,445
Par value of shares authorised to be repurchased (in GBP per share)									£ 0.28935
Own shares
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)		219,000,000			219,000,000	223,000,000	227,000,000				232,000,000
Share buyback programme
Disclosure of reserves within equity [line items]
Stock repurchase program, authorized amount										£ 4,500
Financial liabilities		£ 117			£ 117
Share buyback programme | Major ordinary share transactions
Disclosure of reserves within equity [line items]
Number of shares purchased - share buyback programme (in shares)	3,300,000
Share buyback programme | Diageo Plc
Disclosure of reserves within equity [line items]
Purchase of own shares					£ 2,284	£ 109	£ 1,282
Number of shares purchased - share buyback programme (in shares)					61,000,000	3,200,000	39,000,000
Purchase of own shares percentage of issued ordinary share capital					2.40%	0.10%	1.50%
Weighted average share price per share (in GBP per share)					£ 37.09	£ 34.07	£ 32.43
Transaction costs					£ 16	£ 1	£ 7
Share buyback programme | Own shares
Disclosure of reserves within equity [line items]
Purchase of own shares		£ 1,400	£ 1,700	£ 900	£ 2,284	£ 109	£ 1,282	£ 2,250
Number of shares purchased - share buyback programme (in shares)					61,000,000	3,000,000	39,000,000
Employee share trusts
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)		2,000,000			2,000,000	2,000,000	2,000,000
Share capital		£ 25			£ 25	£ 47	£ 51
Market value of shares outstanding		£ 63			£ 63	£ 74	£ 57